Financial Risk Management (Details) - Schedule of financial position S/ in Thousands, $ in Thousands	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)
Schedule of financial position [Abstract]
Assets		$ 519,448		$ 562,761
Liabilities	S/ 5,773	$ 512,947	S/ 39,316	$ 295,120	S/ 74,656